Share Based Payment - Summary of Measurement Used to Determine Fair Values of ESOPs (Detail)	12 Months Ended
	Mar. 31, 2025 USD ($) yr $ / shares	Mar. 31, 2024 USD ($) yr $ / shares
BMF Plan 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share price at grant date (USD)		$ 16.65
Fair value at grant date (USD) | $		$ 16,650
Exercise price (USD)		$ 0.12
Expected volatility		46.40%
Expected term | yr		6
Risk-free interest rate		7.32%
Savaari Plan 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share price at grant date (USD)	$ 16.48
Fair value at grant date (USD) | $	$ 16,480
Exercise price (USD)	$ 0.01
Expected volatility	37.32%
Expected term | yr	5
Risk-free interest rate	6.47%
Employee Stock Options [Member] | Simplotel Plan 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share price at grant date (USD)		$ 442.9
Fair value at grant date (USD) | $		$ 442,900
Exercise price (USD)		$ 0.12
Expected volatility		46.50%
Expected term | yr		6
Risk-free interest rate		7.60%